UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-719

Value Line Premier Growth Fund, Inc.
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.        10017
----------------------------------------------------
(Address of principal executive offices)  (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: December 31, 2005
                          -----------------

Item 1.  Reports to Stockholders.

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                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                               December 31, 2005
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                                   Value Line
                                    Premier
                                     Growth
                                   Fund, Inc.








                                      [LOGO
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                     Funds]

Value Line Premier Growth Fund, Inc.

                                                       To Our Value Line Premier
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that Value Line Premier Growth Fund, Inc. earned a total return of 11.49% in 2005. This is compared with a total return of 4.91% for the S&P 500 benchmark index(1) (the Fund was formerly known as "The Value Line Special Situations Fund, Inc.").

For the ten years ended December 31, 2005, the Fund's annualized total return was 12.73%, versus 9.07% for S&P 500; and for five years, 3.64%, versus 0.54% for the S&P 500.

Your Fund has also done consistently well versus its peers in the mid-cap growth category based on total return. According to Lipper Inc., for the ten years ended December 31, 2005, its performance ranked 9th out of 126 funds; for five years, 58th of 348 funds; and for one year, 201st of 553 funds(2).

Based on historical return, risk measures, consistency, and other criteria, discount broker E*Trade named your Fund to its most recent list of All-Star Funds, one of only two mid-cap growth funds on the list. Standard & Poor's gives the Fund its top rank of 5 Stars. Fidelity Investments selected the Fund for its Fund Picks from Fidelity list, one of five non-Fidelity mid-cap growth funds on the list.

Our disciplined investment approach is responsible for the Fund's success. We invest only in stocks that boast strong earnings momentum and/or strong stock price momentum, relative to other stocks. Any issue not meeting this high standard is sold. The great majority of the Fund's holdings boast a multi-year record of rising earnings and stock prices. This is truly a portfolio of growth stocks. We spend little time trying to guess where the economy or particular sectors are headed. Instead, we select stocks one by one, based on the underlying companies' individual merits.

At year end, healthcare (19% of the stock portfolio), financial services (16%), and energy (12%) were the largest sector holdings. By capitalization, investments were 33% large-cap, 55% mid-cap, and 12% small-cap. The well-diversified portfolio holds about 425 stocks, with no single holding accounting for as much as 1% of assets.

Your Fund celebrates its Golden Anniversary this year, having been founded in May 1956. Steve Grant has held primary responsibility for the day-to-day management of the portfolio since 1996. You have our assurance that we will maintain our disciplined investment process, and you have our thanks for investing with us.

                                Sincerely,


                                /s/ Jean Bernhard Buttner
                                Jean Bernhard Buttner
                                Chairman and President

January 26, 2006

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Lipper Mid-Cap Growth Fund Index is a composite of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Mid-Cap 400 Index.

--------------------------------------------------------------------------------
2

                                            Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion is likely to proceed at a somewhat slower pace of 3.0%-3.5% during the latter stages of 2005 than we had expected earlier, reflecting the major damage done to the Gulf Coast's economic underpinnings by the recent hurricanes in that region. As before, the economic up cycle should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3.0%-3.5% in 2006.

Helping to sustain this upturn next year are likely to be solid levels of activity in the manufacturing area and the service sector. In fact, the need to rebuild portions of the hurricane-ravaged Gulf area should give the economy a modest boost. Such growth will probably be accompanied by still moderate, but somewhat higher, rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the high price of oil. Should that commodity stabilize in price over the next several months, as we assume, the sustainability of the long economic expansion, as well as the prolonged period of comparative price stability, probably would continue. Any material and sustained increase in oil prices from these recent levels would logically threaten this economic and inflation stability.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close over the next several months--if not sooner--without undue harm to the lengthy economic and corporate earnings up cycles.

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                                                                               3

Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         7/1/05
                                                          value            value           thru
                                                         7/1/05          12/31/05        12/31/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,090.20        $ 5.90
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.55        $ 5.70

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                            Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of Value Line Premier Growth Fund, Inc. to that of the S&P 500 Stock Index. Value Line Premier Growth Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

   Comparison of a Change in Value of a $10,000 Investment in the Value Line
             Premier Growth Fund, Inc. and the S&P 500 Stock Index*

[THE FOLLOWING WAS DEPICTED BY A LINE CHART IN THE PRINTED MATERIAL]

                               $ Value                      $ Value
                         Value Line Premier                 S&P 500
      Date                Growth Fund, Inc.               Stock Index
      ----                   -----------                  -----------
     1/1/1996                    10,000                       10,000
    3/31/1996                    10,333                       10,537
    6/30/1996                    10,462                       11,010
    9/30/1996                    10,450                       11,350
   12/31/1996                    10,725                       12,296
    3/31/1997                    10,234                       12,624
    6/30/1997                    12,019                       14,828
    9/30/1997                    14,656                       15,940
   12/31/1997                    14,167                       16,398
    3/31/1998                    16,672                       18,685
    6/30/1998                    17,043                       19,302
    9/30/1998                    14,431                       17,382
   12/31/1998                    18,400                       21,083
    3/31/1999                    19,252                       22,134
    6/30/1999                    21,404                       23,694
    9/30/1999                    21,529                       22,214
   12/31/1999                    29,745                       25,520
    3/31/2000                    33,391                       26,105
    6/30/2000                    32,150                       25,411
    9/30/2000                    33,632                       25,165
   12/31/2000                    27,730                       23,196
    3/31/2001                    22,113                       20,446
    6/30/2001                    24,715                       21,643
    9/30/2001                    20,453                       18,466
   12/31/2001                    22,835                       20,439
    3/31/2002                    23,113                       20,496
    6/30/2002                    21,932                       17,750
    9/30/2002                    19,437                       14,683
   12/31/2002                    19,377                       15,922
    3/31/2003                    19,172                       15,420
    6/30/2003                    21,341                       17,794
    9/30/2003                    22,703                       18,265
   12/31/2003                    25,113                       20,489
    3/31/2004                    26,764                       20,836
    6/30/2004                    27,149                       21,194
    9/30/2004                    26,655                       20,798
   12/31/2004                    29,738                       22,717
    3/31/2005                    29,260                       22,229
    6/30/2005                    30,413                       22,534
    9/30/2005                    32,389                       23,346
   12/31/2005                    33,155                       23,833

* The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

      The return for the index does not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                     Average Annual     Growth of an Assumed
                                      Total Return      Investment of $10,000
                                    ----------------   ----------------------
 1 year ended 12/31/05 ..........         11.49%               $11,149
 5 years ended 12/31/05 .........          3.64%               $11,957
10 years ended 12/31/05 .........         12.73%               $33,155

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at December 31, 2005
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                          Value          Percentage
Issue                                                     Shares     (in thousands)     of Net Assets
------------------------------------------------------   --------   ----------------   --------------
Landstar System, Inc. ................................   76,000          $ 3,172             0.72%
Intuitive Surgical, Inc. .............................   24,000            2,815             0.64
Southwestern Energy Co. ..............................   74,000            2,659             0.60
UnitedHealth Group, Inc. .............................   41,850            2,601             0.59
Cognizant Technology Solutions Corp. Class A .........   50,000            2,518             0.57
Sonic Corp. ..........................................   84,375            2,489             0.56
Henry Schein, Inc. ...................................   56,000            2,444             0.55
TXU Corp. ............................................   48,000            2,409             0.55
Hansen Natural Corp. .................................   30,000            2,364             0.54
Harman International Industries, Inc. ................   24,000            2,348             0.53

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

Common Stocks                             95.0%
Cash & Other                               5.0%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[THE FOLLOWING WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL]

Consumer, Non-Cyclical                    23.0%
Consumer, Cyclical                        17.3%
Finance                                   17.1%
Industrial                                16.2%
Energy                                     9.8%
Communications                             6.1%
Technology                                 5.4%
Utilities                                  2.5%
Basic Materials                            2.4%
Diversified                                0.2%

--------------------------------------------------------------------------------
6

                                            Value Line Premier Growth Fund, Inc.

Schedule of Investments                                        December 31, 2005
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
COMMON STOCKS (95.0%)

         ADVERTISING (0.7%)
 22,000  aQuantive, Inc.* ............................................ $    555
 28,500  Harte-Hanks, Inc. ...........................................      752
  9,000  Omnicom Group, Inc. .........................................      766
 17,000  R.H. Donnelley Corp.* .......................................    1,048
                                                                       --------
                                                                          3,121

         AEROSPACE/DEFENSE (1.9%)
 28,000  Armor Holdings, Inc.* .......................................    1,194
 23,000  Aviall, Inc.* ...............................................      662
 16,500  DRS Technologies, Inc. ......................................      848
 28,500  Engineered Support Systems, Inc. ............................    1,187
 16,200  Esterline Technologies Corp.* ...............................      603
 11,000  L-3 Communications Holdings, Inc. ...........................      818
 23,800  Precision Castparts Corp. ...................................    1,233
 19,600  Rockwell Collins, Inc. ......................................      911
 25,000  Teledyne Technologies, Inc.* ................................      728
                                                                       --------
                                                                          8,184

         AIR TRANSPORT (0.3%)
  9,000  FedEx Corp. .................................................      930
  4,800  Lan Airlines S.A. (ADR) .....................................      180
                                                                       --------
                                                                          1,110

         APPAREL (0.7%)
 19,900  Jos. A. Bank Clothiers, Inc.* ...............................      864
  5,000  Oxford Industries, Inc. .....................................      273
 30,000  Phillips-Van Heusen .........................................      972
 19,800  Polo Ralph Lauren Corp. Class A .............................    1,112
                                                                       --------
                                                                          3,221

         AUTO & TRUCK (0.4%)
 38,000  Oshkosh Truck Corp. .........................................    1,694

         AUTO PARTS (0.7%)
 13,000  Autoliv, Inc. ...............................................      591
 15,600  BorgWarner, Inc. ............................................      946
 20,000  Johnson Controls, Inc. ......................................    1,458
                                                                       --------
                                                                          2,995

         BANK (3.7%)
 65,500  Banco Itau Holding Financeira S.A. (ADR) ....................    1,573
 16,400  Banco Santander Chile SA (ADR) ..............................      731
 35,000  Bancolombia S.A. (ADR) ......................................    1,009
 14,000  BancorpSouth, Inc. ..........................................      309
 25,000  Bank of Hawaii Corp. ........................................    1,289
 12,500  City National Corp. .........................................      906
 36,000  Colonial BancGroup, Inc. (The) ..............................      858
 21,000  Compass Bancshares, Inc. ....................................    1,014
 32,000  ICICI Bank Ltd. (ADR) .......................................      922
  8,200  M&T Bank Corp. ..............................................      894
  3,000  Mercantile Bankshares Corp. .................................      169
 22,867  North Fork Bancorporation, Inc. .............................      626
 22,000  SVB Financial Group* ........................................    1,031
 11,600  Unibanco--Uniao de Bancos Brasileiros S.A. (ADR) ............      737
 13,200  UnionBanCal Corp. ...........................................      907
 17,000  Webster Financial Corp. .....................................      797
 15,000  Wells Fargo & Co. ...........................................      943
 17,000  Westamerica Bancorporation ..................................      902
 19,000  Wilmington Trust Corp. ......................................      739
                                                                       --------
                                                                         16,356

         BANK -- CANADIAN (0.4%)
  9,300  Bank of Montreal ............................................      520
 11,700  Royal Bank of Canada ........................................      913
  3,400  Toronto-Dominion Bank (The) .................................      179
                                                                       --------
                                                                          1,612

         BANK -- MIDWEST (0.7%)
 22,900  Associated Banc-Corp ........................................      745
 17,800  Commerce Bancshares Inc/Kansas City, MO .....................      928
 27,000  Huntington Bancshares, Inc. .................................      641
 19,000  Marshall & Ilsley Corp. .....................................      818
                                                                       --------
                                                                          3,132

         BEVERAGE -- ALCOHOLIC (0.4%)
 12,600  Brown-Forman Corp. Class B ..................................      873
 36,000  Constellation Brands, Inc. Class A* .........................      944
                                                                       --------
                                                                          1,817
See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         BEVERAGE -- SOFT DRINK (1.0%)
 29,000  Companhia de Bebidas das Americas (ADR) ..................... $  1,104
 30,000  Hansen Natural Corp.* .......................................    2,364
 15,000  PepsiCo, Inc. ...............................................      886
                                                                       --------
                                                                          4,354

         BIOTECHNOLOGY (0.8%)
 15,000  Genentech, Inc.* ............................................    1,388
 18,000  Techne Corp.* ...............................................    1,011
 17,800  United Therapeutics Corp.* ..................................    1,230
                                                                       --------
                                                                          3,629

         BUILDING MATERIALS (0.9%)
 29,400  Aleris International, Inc.* .................................      948
 20,000  Jacobs Engineering Group, Inc.* .............................    1,357
  2,700  NCI Building Systems, Inc.* .................................      115
 24,000  Simpson Manufacturing Co, Inc. ..............................      872
 15,800  Washington Group International, Inc. ........................      837
                                                                       --------
                                                                          4,129

         CANADIAN ENERGY (1.4%)
 18,500  Canadian Natural Resources, Inc. ............................      918
 23,000  Nexen, Inc. .................................................    1,095
 28,000  Suncor Energy, Inc. .........................................    1,768
 29,000  Talisman Energy, Inc. .......................................    1,533
 24,000  TransCanada Corp. ...........................................      756
                                                                       --------
                                                                          6,070

         CEMENT & AGGREGATES (1.0%)
 15,000  Cemex S.A. de C.V. (ADR) ....................................      890
  8,300  Eagle Materials, Inc. .......................................    1,016
 25,650  Florida Rock Industries, Inc. ...............................    1,258
 12,000  Martin Marietta Materials, Inc. .............................      921
  7,000  Vulcan Materials Co. ........................................      474
                                                                       --------
                                                                          4,559

         CHEMICAL -- DIVERSIFIED (0.2%)
 14,000  Monsanto Co. ................................................    1,085


         CHEMICAL -- SPECIALTY (1.2%)
 29,000  Airgas, Inc. ................................................      954
 26,000  Ecolab, Inc. ................................................      943
 30,000  Praxair, Inc. ...............................................    1,589
 13,000  Sigma-Aldrich Corp. .........................................      823
 36,800  Syngenta AG (ADR)* ..........................................      916
                                                                       --------
                                                                          5,225

         COAL (1.2%)
 17,600  CONSOL Energy, Inc. .........................................    1,147
 51,750  Joy Global, Inc. ............................................    2,070
 26,600  Peabody Energy Corp. ........................................    2,193
                                                                       --------
                                                                          5,410

         COMPUTER & PERIPHERALS (0.9%)
 32,000  Hewlett-Packard Co. .........................................      916
 22,000  Logitech International S.A (ADR)* ...........................    1,029
 22,000  MICROS Systems, Inc.* .......................................    1,063
 17,000  SanDisk Corp.* ..............................................    1,068
                                                                       --------
                                                                          4,076

         COMPUTER SOFTWARE & SERVICES (3.0%)
 24,000  Adobe Systems, Inc. .........................................      887
 30,000  ANSYS, Inc.* ................................................    1,281
 18,300  Anteon International Corp.* .................................      995
 38,000  Autodesk, Inc. ..............................................    1,632
 50,000  Cognizant Technology Solutions Corp. Class A* ...............    2,518
  6,000  Hyperion Solutions Corp.* ...................................      215
 14,200  Infosys Technologies Ltd. (ADR) .............................    1,148
 29,000  Intergraph Corp.* ...........................................    1,444
 25,200  Progress Software Corp.* ....................................      715
 23,000  Satyam Computer Services Ltd. (ADR) .........................      842
 21,000  SRA International, Inc. Class A* ............................      641
 48,800  Trident Microsystems, Inc.* .................................      878
                                                                       --------
                                                                         13,196

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         DIVERSIFIED COMPANIES (2.4%)
 20,000  American Standard Cos, Inc. ................................. $    799
 22,000  Ametek, Inc. ................................................      936
 21,300  Brink's Co. (The) ...........................................    1,021
 21,400  Chemed Corp. ................................................    1,063
 48,000  Covanta Holding Corp.* ......................................      723
 15,800  Danaher Corp. ...............................................      881
 24,000  ESCO Technologies, Inc.* ....................................    1,068
  9,600  Fortune Brands, Inc. ........................................      749
  8,600  ITT Industries, Inc. ........................................      884
 16,000  Pentair, Inc. ...............................................      552
 11,500  Textron, Inc. ...............................................      885
 17,000  United Technologies Corp. ...................................      951
                                                                       --------
                                                                         10,512

         DRUG (2.6%)
  8,600  Allergan, Inc. ..............................................      929
 16,000  Barr Pharmaceuticals, Inc.* .................................      997
 26,000  Celgene Corp.* ..............................................    1,685
 18,400  Covance, Inc.* ..............................................      893
 12,700  Genzyme Corp.* ..............................................      899
 21,000  Gilead Sciences, Inc.* ......................................    1,105
 20,500  Hospira, Inc.* ..............................................      877
 27,000  Immucor, Inc.* ..............................................      631
 11,000  Kos Pharmaceuticals, Inc.* ..................................      569
 16,000  Pharmaceutical Product Development, Inc. ....................      991
 40,000  Teva Pharmaceutical Industries Ltd. (ADR) ...................    1,720
                                                                       --------
                                                                         11,296

         E-COMMERCE (0.2%)
 16,500  Websense, Inc.* .............................................    1,083

         EDUCATIONAL SERVICES (0.2%)
 20,000  Education Management Corp.* .................................      670

         ELECTRICAL EQUIPMENT (1.7%)
 60,000  Corning, Inc.* ..............................................    1,180
 48,000  FLIR Systems, Inc.* .........................................    1,072
 24,000  Harman International Industries, Inc. .......................    2,348
 21,500  Thomas & Betts Corp.* .......................................      902
 27,500  Trimble Navigation Ltd.* ....................................      976
 27,700  WESCO International, Inc.* ..................................    1,184
                                                                       --------
                                                                          7,662

         ELECTRICAL UTILITY CENTRAL (0.9%)
 12,000  Entergy Corp. ...............................................      824
 48,000  TXU Corp. ...................................................    2,409
 14,400  WPS Resources Corp. .........................................      796
                                                                       --------
                                                                          4,029

         ELECTRICAL UTILITY EAST (0.3%)
 18,000  Exelon Corp. ................................................      956
  4,000  SCANA Corp. .................................................      158
                                                                       --------
                                                                          1,114

         ELECTRICAL UTILITY WEST (0.2%)
 18,500  Sempra Energy ...............................................      830

         ELECTRONICS (0.5%)
 20,400  Amphenol Corp. Class A ......................................      903
 26,500  Harris Corp. ................................................    1,140
                                                                       --------
                                                                          2,043

         ENTERTAINMENT TECHNOLOGY (0.2%)
 38,000  Scientific Games Corp. Class A* .............................    1,037

         ENVIRONMENTAL (0.6%)
 25,000  Republic Services, Inc. .....................................      939
 18,300  Stericycle, Inc.* ...........................................    1,077
 22,000  Waste Connections, Inc.* ....................................      758
                                                                       --------
                                                                          2,774

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         FINANCIAL SERVICES -- DIVERSIFIED (3.4%)
 12,000  Affiliated Managers Group, Inc.* ............................ $    963
 10,700  BlackRock, Inc. Class A .....................................    1,161
 42,000  Brown & Brown, Inc. .........................................    1,283
 19,000  CIT Group, Inc. .............................................      984
  7,400  Commerce Group, Inc. ........................................      424
 34,000  Eaton Vance Corp. ...........................................      930
 12,000  First American Corp. ........................................      544
  9,000  Franklin Resources, Inc. ....................................      846
 28,200  Global Payments, Inc. .......................................    1,314
 18,300  HDFC Bank Ltd. (ADR) ........................................      931
 14,000  IndyMac Bancorp, Inc. .......................................      546
 19,000  Leucadia National Corp. .....................................      902
 33,000  MoneyGram International, Inc. ...............................      861
 19,000  Principal Financial Group, Inc. .............................      901
 21,000  ProAssurance Corp.* .........................................    1,021
  3,900  Student Loan Corp. (The) ....................................      816
 12,000  Wintrust Financial Corp. ....................................      659
                                                                       --------
                                                                         15,086

         FOOD PROCESSING (1.0%)
 24,000  Dean Foods Co.* .............................................      904
 37,500  Flowers Foods, Inc. .........................................    1,034
 14,000  Hershey Co. (The) ...........................................      774
 41,000  United Natural Foods, Inc.* .................................    1,082
 11,000  Wrigley (WM) Jr. Co. ........................................      731
                                                                       --------
                                                                          4,525

         FOREIGN TELECOMMUNICATIONS (0.2%)
 34,000  America Movil S.A. de C.V. (ADR) ............................      995

         FURNITURE/HOME FURNISHINGS (0.1%)
  7,000  HNI Corp. ...................................................      385

         GROCERY (0.3%)
 16,400  Whole Foods Market, Inc. ....................................    1,269

         HEALTH CARE INFORMATION SYSTEMS (0.2%)
 10,000  Cerner Corp.* ...............................................      909

         HOME APPLIANCES (0.6%)
 10,000  Black & Decker Corp. (The) ..................................      869
 40,000  Toro Co. (The) ..............................................    1,751
                                                                       --------
                                                                          2,620

         HOME BUILDING (0.6%)
 25,600  Forest City Enterprises, Inc. Class A .......................      971
 14,600  Lennar Corp. Class A ........................................      891
 13,500  St Joe Co. (The) ............................................      907
                                                                       --------
                                                                          2,769

         HOTEL/GAMING (2.6%)
 25,000  Boyd Gaming Corp. ...........................................    1,192
 36,000  Choice Hotels International, Inc. ...........................    1,503
 19,200  Gaylord Entertainment Co.* ..................................      837
 16,000  GTECH Holdings Corp. ........................................      508
 13,200  Harrah's Entertainment, Inc. ................................      941
 12,700  Kerzner International Ltd.* .................................      873
 28,000  MGM MIRAGE* .................................................    1,027
 64,000  Penn National Gaming, Inc.* .................................    2,109
 13,000  Starwood Hotels & Resorts Worldwide, Inc. ...................      830
 23,000  Station Casinos, Inc. .......................................    1,559
                                                                       --------
                                                                         11,379

         HOUSEHOLD PRODUCTS (0.7%)
 23,900  Church & Dwight Co, Inc. ....................................      790
 22,000  Energizer Holdings, Inc.* ...................................    1,095
 22,000  Scotts Miracle-Gro Co. (The), Class A .......................      995
                                                                       --------
                                                                          2,880

         HUMAN RESOURCES (0.2%)
 28,000  Resources Connection, Inc.* .................................      730

         INDUSTRIAL SERVICES (1.3%)
 36,250  Aaron Rents, Inc. Class B ...................................      764
 30,000  C.H. Robinson Worldwide, Inc. ...............................    1,111
 16,000  CB Richard Ellis Group, Inc. Class A* .......................      942
 17,000  Expeditors International of Washington, Inc. ................    1,148
 20,400  Iron Mountain, Inc.* ........................................      861
 22,400  URS Corp.* ..................................................      842
                                                                       --------
                                                                          5,668

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         INFORMATION SERVICES (1.2%)
  7,000  Arbitron, Inc. .............................................. $    266
 11,700  Corporate Executive Board Co. (The) .........................    1,050
 14,000  Dun & Bradstreet Corp. (The)* ...............................      937
 24,000  Equifax, Inc. ...............................................      913
 11,800  Getty Images, Inc.* .........................................    1,053
 20,000  Moody's Corp. ...............................................    1,228
                                                                       --------
                                                                          5,447

         INSURANCE -- LIFE (1.4%)
 20,000  AFLAC, Inc. .................................................      928
 17,400  Delphi Financial Group, Inc. Class A ........................      800
 21,000  Genworth Financial, Inc. Class A ............................      726
 17,000  Manulife Financial Corp. ....................................    1,000
 19,000  MetLife, Inc. ...............................................      931
 14,000  Prudential Financial, Inc. ..................................    1,025
 19,400  StanCorp Financial Group, Inc. ..............................      969
                                                                       --------
                                                                          6,379

         INSURANCE -- PROPERTY & CASUALTY (2.8%)
 15,000  Allstate Corp. (The) ........................................      811
 25,000  Assurant, Inc. ..............................................    1,087
 37,125  Berkley (W.R.) Corp. ........................................    1,768
  8,700  Everest Re Group, Ltd. ......................................      873
 29,700  Fidelity National Financial, Inc. ...........................    1,093
  5,197  Fidelity National Title Group, Inc. Class A .................      127
 33,750  HCC Insurance Holdings, Inc. ................................    1,002
  2,300  Markel Corp.* ...............................................      729
 13,200  Mercury General Corp. .......................................      768
 25,000  Old Republic International Corp. ............................      656
  5,000  Progressive Corp. (The) .....................................      584
 18,000  RLI Corp. ...................................................      898
 18,100  Sun Life Financial, Inc. ....................................      726
 23,550  Zenith National Insurance Corp. .............................    1,086
                                                                       --------
                                                                         12,208

         INTERNET (1.5%)
 17,000  CheckFree Corp.* ............................................      780
 43,000  E*Trade Financial Corp.* ....................................      897
 20,000  eBay, Inc.* .................................................      865
 16,400  F5 Networks, Inc.* ..........................................      938
  5,000  Google, Inc. Class A* .......................................    2,075
  4,000  Nutri/System, Inc.* .........................................      144
 22,000  Yahoo!, Inc.* ...............................................      862
                                                                       --------
                                                                          6,561

         MACHINERY (2.1%)
 16,700  Actuant Corp. Class A .......................................      932
 14,000  Donaldson Co, Inc. ..........................................      445
  8,000  Flowserve Corp.* ............................................      316
 19,200  Gardner Denver, Inc.* .......................................      947
 28,125  Graco, Inc. .................................................    1,026
 19,900  IDEX Corp. ..................................................      818
 25,000  JLG Industries, Inc. ........................................    1,141
 25,000  Lennox International, Inc. ..................................      705
 20,600  MSC Industrial Direct Co., Inc. Class A .....................      829
 26,000  Roper Industries, Inc. ......................................    1,027
 15,600  Terex Corp.* ................................................      927
                                                                       --------
                                                                          9,113

         MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0%)
  4,000  Thor Industries, Inc. .......................................      160

         MARITIME (0.4%)
 16,700  Alexander & Baldwin, Inc. ...................................      906
 17,000  Kirby Corp.* ................................................      887
                                                                       --------
                                                                          1,793

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         MEDICAL SERVICES (5.0%)
 14,000  Aetna, Inc. ................................................. $  1,320
 23,000  Amedisys, Inc.* .............................................      972
 23,000  American Healthways, Inc.* ..................................    1,041
  8,000  CIGNA Corp. .................................................      894
 23,000  Community Health Systems, Inc.*                                    882
 20,700  Coventry Health Care, Inc.* .................................    1,179
 24,000  DaVita, Inc.* ...............................................    1,215
 23,000  Humana, Inc.* ...............................................    1,250
     16  Lumenis Ltd.* ...............................................       --
  5,000  Manor Care, Inc. ............................................      199
 10,000  Pediatrix Medical Group, Inc.* ..............................      886
 21,200  Psychiatric Solutions, Inc.* ................................    1,245
 13,000  Quest Diagnostics, Inc. .....................................      669
 24,000  Renal Care Group, Inc.* .....................................    1,135
 18,000  Sierra Health Services, Inc.* ...............................    1,439
 18,000  Sunrise Senior Living, Inc.* ................................      607
 28,350  United Surgical Partners
         International, Inc.* ........................................      911
 41,850  UnitedHealth Group, Inc. ....................................    2,601
 34,400  VCA Antech, Inc.* ...........................................      970
 33,000  Ventiv Health, Inc.* ........................................      779
 26,631  WellPoint, Inc.* ............................................    1,886
                                                                       --------
                                                                         22,080

         MEDICAL SUPPLIES (7.3%)
 28,500  Advanced Medical Optics, Inc.* ..............................    1,191
  9,000  Alcon, Inc. .................................................    1,166
 25,000  ArthroCare Corp.* ...........................................    1,054
 16,000  Bard (C.R.), Inc. ...........................................    1,055
 13,000  Becton Dickinson & Co. ......................................      781
 20,750  Biomet, Inc. ................................................      759
 15,700  Charles River Laboratories International, Inc.* .............      665
 30,600  Cytyc Corp.* ................................................      864
 46,000  Dade Behring Holdings, Inc. .................................    1,881
 18,500  DENTSPLY International, Inc. ................................      993
 19,000  Fisher Scientific International, Inc.* ......................    1,175
 19,000  Haemonetics Corp.* ..........................................      928
 56,000  Henry Schein, Inc.* .........................................    2,444
 41,600  Hologic, Inc.* ..............................................    1,578
 12,000  IDEXX Laboratories, Inc.* ...................................      864
 24,000  Intuitive Surgical, Inc.* ...................................    2,815
 13,000  Johnson & Johnson ...........................................      781
 22,000  Kyphon, Inc.* ...............................................      898
 24,400  LCA-Vision, Inc. ............................................    1,159
 27,000  Owens & Minor, Inc. .........................................      743
 30,000  Palomar Medical Technologies, Inc.* .........................    1,051
 23,000  PolyMedica Corp. ............................................      770
 26,000  ResMed, Inc.* ...............................................      996
 34,000  Respironics, Inc.* ..........................................    1,260
 28,000  St Jude Medical, Inc.* ......................................    1,406
 22,700  Sybron Dental Specialties, Inc.* ............................      904
 20,000  Varian Medical Systems, Inc.* ...............................    1,007
 20,000  Ventana Medical Systems, Inc.* ..............................      847
                                                                       --------
                                                                         32,035

         METALS & MINING DIVERSIFIED (0.2%)
 27,000  Allegheny Technologies, Inc. ................................      974

         METALS FABRICATING (0.2%)
  6,600  Chicago Bridge & Iron Co. N.V. (ADR) ........................      166
 13,000  Harsco Corp. ................................................      878
                                                                       --------
                                                                          1,044

         NATURAL GAS -- DISTRIBUTION (0.5%)
 23,000  AGL Resources, Inc. .........................................      800
 33,600  Southern Union Co.* .........................................      794
 38,000  UGI Corp. ...................................................      783
                                                                       --------
                                                                          2,377

         NATURAL GAS -- DIVERSIFIED (2.5%)
 32,000  Energen Corp. ...............................................    1,162
 30,000  Equitable Resources, Inc. ...................................    1,101
 10,400  Kinder Morgan, Inc. .........................................      956
 19,000  Newfield Exploration Co.* ...................................      951
 17,000  Questar Corp. ...............................................    1,287
 74,000  Southwestern Energy Co.* ....................................    2,659
 19,000  Western Gas Resources, Inc. .................................      895
 42,776  XTO Energy, Inc. ............................................    1,880
                                                                       --------
                                                                         10,891

         NEWSPAPER (0.1%)
 10,700  McClatchy Co. Class A .......................................      632

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         OFFICE EQUIPMENT & SUPPLIES (0.2%)
 45,000  Staples, Inc. ............................................... $  1,022

         OILFIELD SERVICES/EQUIPMENT (0.6%)
 38,000  Cal Dive International, Inc.* ...............................    1,364
 22,000  FMC Technologies, Inc.* .....................................      944
  4,000  Hydril* .....................................................      250
                                                                       --------
                                                                          2,558

         PACKAGING & CONTAINER (0.7%)
 24,000  Ball Corp. ..................................................      953
 34,000  CLARCOR, Inc. ...............................................    1,010
 43,200  Jarden Corp.* ...............................................    1,303
                                                                       --------
                                                                          3,266

         PETROLEUM -- INTEGRATED (2.4%)
 50,000  Chesapeake Energy Corp. .....................................    1,587
 17,000  ConocoPhillips ..............................................      989
 61,000  Denbury Resources, Inc.* ....................................    1,390
 23,400  Frontier Oil Corp. ..........................................      878
 16,000  Petroleo Brasileiro S.A. ....................................    1,140
  5,000  Sasol Ltd. (ADR) ............................................      178
 16,000  Sunoco, Inc. ................................................    1,254
 16,000  Tesoro Corp. ................................................      985
 39,846  Valero Energy Corp. .........................................    2,056
                                                                       --------
                                                                         10,457

         PETROLEUM -- PRODUCING (2.2%)
 16,800  Apache Corp. ................................................    1,151
 20,200  Cimarex Energy Co.* .........................................      869
  6,000  Comstock Resources, Inc.* ...................................      183
 24,800  Enbridge, Inc. ..............................................      775
 66,000  Range Resources Corp. .......................................    1,738
 15,500  Tenaris S.A. (ADR) ..........................................    1,775
 32,000  Ultra Petroleum Corp.* ......................................    1,786
 29,000  Unit Corp.* .................................................    1,596
                                                                       --------
                                                                          9,873

         PHARMACY SERVICES (1.7%)
 40,000  Caremark Rx, Inc.* ..........................................    2,072
  8,000  CVS Corp. ...................................................      211
 20,000  Express Scripts, Inc.* ......................................    1,676
 20,000  Longs Drug Stores Corp. .....................................      728
 18,000  Medco Health Solutions, Inc.* ...............................    1,005
 15,000  Omnicare, Inc. ..............................................      858
 20,000  Walgreen Co. ................................................      885
                                                                       --------
                                                                          7,435
         PRECISION INSTRUMENT (0.2%)
 29,300  Checkpoint Systems, Inc.* ...................................      722

         PUBLISHING (0.6%)
 18,700  Banta Corp. .................................................      931
 25,200  Donnelley (R.R) & Sons Co. ..................................      862
 17,000  McGraw-Hill Cos, Inc. (The) .................................      878
  2,200  Meredith Corp. ..............................................      115
                                                                       --------
                                                                          2,786

         R.E.I.T. (1.0%)
 13,000  American Home Mortgage Investment Corp. .....................      423
 30,000  Brookfield Properties Co. ...................................      883
  2,300  Essex Property Trust, Inc. ..................................      212
 20,000  General Growth Properties, Inc. .............................      940
  6,000  Global Signal, Inc. .........................................      259
 14,500  Pan Pacific Retail Properties, Inc.                                970
 21,000  Prologis ....................................................      981
                                                                       --------
                                                                          4,668

         RAILROAD (0.8%)
 13,500  Burlington Northern Santa Fe Corp. ..........................      956
 11,450  Canadian National Railway Co. ...............................      916
 15,000  Genesee & Wyoming, Inc. Class A* ............................      563
 39,000  Kansas City Southern* .......................................      953
                                                                       --------
                                                                          3,388

         RECREATION (0.7%)
 45,000  SCP Pool Corp. ..............................................    1,675
 56,250  Shuffle Master, Inc.* .......................................    1,414
                                                                       --------
                                                                          3,089

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         RESTAURANT (2.0%)
 33,750  Applebees International, Inc. ............................... $    762
 24,000  Cheesecake Factory, Inc. (The)* .............................      897
 27,000  Darden Restaurants, Inc. ....................................    1,050
 16,500  Panera Bread Co. Class A* ...................................    1,084
 28,500  RARE Hospitality International, Inc.* .......................      866
 84,375  Sonic Corp.* ................................................    2,489
 18,000  Wendy's International, Inc. .................................      995
 19,000  Yum! Brands, Inc. ...........................................      891
                                                                       --------
                                                                          9,034

         RETAIL -- AUTOMOTIVE (0.5%)
 24,900  Advance Auto Parts, Inc.* ...................................    1,082
 33,600  O'Reilly Automotive, Inc.* ..................................    1,076
                                                                       --------
                                                                          2,158

         RETAIL -- SPECIAL LINES (3.0%)
 21,000  Bed Bath & Beyond, Inc.* ....................................      759
 48,000  Chico's FAS, Inc.* ..........................................    2,109
 31,000  Claire's Stores, Inc. .......................................      906
 50,000  Coach, Inc.* ................................................    1,667
 43,500  Coldwater Creek, Inc.* ......................................    1,328
 22,500  Dick's Sporting Goods, Inc.* ................................      748
 16,000  Dress Barn, Inc. (The)* .....................................      618
 25,000  Guitar Center, Inc.* ........................................    1,250
 23,000  Michaels Stores, Inc. .......................................      813
 19,000  Pantry, Inc. (The)* .........................................      893
 51,000  Quiksilver, Inc.* ...........................................      706
 48,000  Urban Outfitters, Inc.* .....................................    1,215
                                                                       --------
                                                                         13,012

         RETAIL BUILDING SUPPLY (1.0%)
 28,000  Fastenal Co. ................................................    1,097
 19,000  Lowe's Cos, Inc. ............................................    1,267
 19,200  Tractor Supply Co.* .........................................    1,017
 14,700  Watsco, Inc. ................................................      879
                                                                       --------
                                                                          4,260

         RETAIL STORE (1.1%)
 11,000  Federated Department Stores, Inc. ...........................      730
 20,000  J.C. Penney Co, Inc. Holding Co. ............................    1,112
 33,000  Nordstrom, Inc. .............................................    1,234
 15,400  Sears Holdings Corp.* .......................................    1,779
                                                                       --------
                                                                          4,855

         SECURITIES BROKERAGE (1.1%)
 37,000  Ameritrade Holding Corp.* ...................................      888
  8,000  Bear Stearns Cos, Inc. (The) ................................      924
 28,000  Investment Technology Group, Inc.* ..........................      992
  7,500  Legg Mason, Inc. ............................................      898
  7,000  Lehman Brothers Holdings, Inc. ..............................      897
  5,000  Raymond James Financial, Inc. ...............................      189
                                                                       --------
                                                                          4,788

         SEMICONDUCTOR (0.2%)
 43,000  Motorola, Inc. ..............................................      971

         SHOE (0.8%)
 30,200  Genesco, Inc.* ..............................................    1,172
 25,000  K-Swiss, Inc. Class A .......................................      811
  9,000  NIKE, Inc. Class B ..........................................      781
 35,000  Wolverine World Wide, Inc. ..................................      786
                                                                       --------
                                                                          3,550

         STEEL -- GENERAL (0.2%)
 11,500  IPSCO, Inc. .................................................      954

         TELECOMMUNICATION SERVICES (1.1%)
 35,750  American Tower Corp. Class A* ...............................      969
 39,000  NII Holdings, Inc. Class B* .................................    1,703
 25,500  OAO Vimpel-Communications (ADR)* ............................    1,128
 21,400  West Corp.* .................................................      902
                                                                       --------
                                                                          4,702

         TELECOMMUNICATIONS EQUIPMENT (0.7%)
 22,700  Anixter International, Inc. .................................      888
 24,000  Comtech Telecommunications Corp.* ...........................      733
 25,400  Marvell Technology Group Ltd.* ..............................    1,425
                                                                       --------
                                                                          3,046

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2005
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
         THRIFT (1.4%)
 11,000  FirstFed Financial Corp.* ................................... $    600
 22,000  Golden West Financial Corp. .................................    1,452
 89,768  Hudson City Bancorp, Inc. ...................................    1,088
  3,000  People's Bank ...............................................       93
 33,880  Washington Federal, Inc. ....................................      779
 21,000  Washington Mutual, Inc. .....................................      914
 17,000  Westcorp ....................................................    1,132
                                                                       --------
                                                                          6,058

         TRUCKING/TRANSPORTATION LEASING (2.1%)
 16,500  CNF, Inc. ...................................................      922
 23,500  Forward Air Corp. ...........................................      861
 32,500  Heartland Express, Inc. .....................................      659
 42,000  Hunt (J.B.) Transport Services, Inc. ........................      951
 44,700  Knight Transportation, Inc. .................................      927
 35,400  Laidlaw International, Inc. .................................      822
 76,000  Landstar System, Inc. .......................................    3,172
 36,650  Werner Enterprises, Inc. ....................................      722
  9,000  Yellow Roadway Corp.* .......................................      402
                                                                       --------
                                                                          9,438

         WATER UTILITY (0.3%)
 41,333  Aqua America, Inc. ..........................................    1,128

         WIRELESS NETWORKING (0.7%)
 86,000  Alamosa Holdings, Inc.* .....................................    1,600
 25,000  Intermec, Inc.* .............................................      845
 12,700  Itron, Inc.* ................................................      509
                                                                       --------
                                                                          2,954

         TOTAL COMMON STOCK AND TOTAL INVESTMENT
           SECURITIES (95.0%) (Cost $275,128) ........................ $419,106
                                                                       --------

                                                                      Value
  Principal                                                       (in thousands
    Amount                                                          except per
(in thousands)                                                     share amount)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.1%)
$12,800  With Morgan Stanley & Co., 3.34%, dated 12/30/05,
           due 1/3/06, delivery value $12,804,750
           (collateralized by $13,095,000 U.S.
           Treasury Notes 2.25%, due 4/30/06, with
           a value of $13,059,945).................................... $ 12,800

 13,900  With UBS Warburg, LLC, 3.47%, dated 12/30/05,
           due 1/3/06, delivery value $13,905,359
           (collateralized by $9,812,000 U.S.
           Treasury Notes 9.875%, due 11/15/15, with
           a value of $14,145,028)....................................   13,900
                                                                       --------
         TOTAL REPURCHASE AGREEMENTS
           (Cost $26,700) ............................................   26,700
                                                                       --------
EXCESS OF LIABILITIES OVER CASH AND OTHER
  ASSETS (-1.1%) .....................................................   (4,692)
                                                                       --------
NET ASSETS (100%) .................................................... $441,114
                                                                       --------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
  SHARE ($441,114,481 [divided by] 17,227,896 shares outstanding) .... $  25.60
                                                                       ========

* Non-income producing security

ADR -- American Depositary Receipt

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2005
--------------------------------------------------------------------------------

                                                                 (In thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value (Cost -- $275,128) ............      $419,106
Repurchase agreements (Cost -- $26,700) .......................        26,700
Cash ..........................................................            89
Receivable for capital shares sold ............................           534
Receivable for securities sold ................................           441
Interest and dividends receivable .............................           281
Prepaid expenses ..............................................           193
                                                                     --------
     Total Assets .............................................       447,344
                                                                     --------
Liabilities:
Payable for securities purchased ..............................         4,897
Payable for capital shares repurchased ........................           853
Accrued expenses:
   Advisory fee ...............................................           282
   Service and distribution plan fees .........................            94
   Directors' fees ............................................             1
   Other ......................................................           103
                                                                     --------
     Total Liabilities ........................................         6,230
                                                                     --------
Net Assets ....................................................      $441,114
                                                                     ========
Net assets consist of:
Capital stock, at $1.00 par value (authorized
   50,000,000, outstanding 17,227,896 shares) .................      $ 17,228
Additional paid-in capital ....................................       271,845
Undistributed net investment income ...........................             1
Accumulated net realized gain on investments ..................         8,062
Net unrealized appreciation of investments
   and foreign exchange transactions ..........................       143,978
                                                                     --------
Net Assets ....................................................      $441,114
                                                                     ========
Net Asset Value, Offering and Redemption Price
   Per Outstanding Share ($441,114,481
   [divided by] 17,227,896 shares outstanding) ................      $  25.60
                                                                     ========

Statement of Operations
for the Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------
Investment Income:
Dividends (Net of foreign withholding tax of $34) ...............    $  3,546
Interest ........................................................         744
                                                                     --------
   Total Income .................................................       4,290
                                                                     --------
Expenses:
Advisory fee ....................................................       3,006
Service and distribution plan fees ..............................       1,002
Transfer agent ..................................................         146
Custodian fees ..................................................          89
Auditing and legal fees .........................................          66
Printing ........................................................          47
Postage .........................................................          46
Insurance .......................................................          35
Registration and filing fees ....................................          27
Directors' fees and expenses ....................................          24
Telephone .......................................................          24
Proxy fee expense ...............................................           3
Other ...........................................................           4
                                                                     --------
   Total Expenses Before Custody Credits ........................       4,519
   Less: Custody Credits ........................................          (3)
                                                                     --------
   Net Expenses .................................................       4,516
                                                                     --------
Net Investment Loss .............................................        (226)
                                                                     --------
Net Realized and Unrealized Gain
   on Investments and Foreign Exchange Transactions:
   Net Realized Gain ............................................      24,672
   Change in Net Unrealized Appreciation ........................      20,179
                                                                     --------
Net Realized Gain and Change in Net Unrealized
   Appreciation on Investments and Foreign Exchange
   Transactions .................................................      44,851
                                                                     --------
Net Increase in Net Assets from Operations ......................    $ 44,625
                                                                     ========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                            Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets for the
Year Ended December 31, 2005 and for the Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                       Year Ended         Year Ended
                                                                       December 31,       December 31,
                                                                           2005               2004
                                                                      -------------------------------
                                                                              (In thousands)
Operations:
 Net investment loss ...............................................  $       (226)      $     (1,048)
 Net realized gain on investments ..................................        24,672             28,332
 Change in net unrealized appreciation .............................        20,179             31,429
                                                                      -------------------------------
 Net increase in net assets from operations ........................        44,625             58,713
                                                                      -------------------------------
Distributions to Shareholders:
 Net realized gain from investment transactions ....................       (23,222)            (6,829)
                                                                      -------------------------------
Capital Share Transactions:
 Proceeds from sale of shares ......................................        89,521             68,721
 Net proceeds from reinvestment of distributions to shareholders ...        21,844              6,513
 Cost of shares repurchased ........................................       (75,684)           (52,913)
                                                                      -------------------------------
 Net increase from capital share transactions ......................        35,681             22,321
                                                                      -------------------------------
Total Increase in Net Assets .......................................        57,084             74,205
Net Assets:
 Beginning of year .................................................       384,030            309,825
                                                                      -------------------------------
 End of year .......................................................  $    441,114       $    384,030
                                                                      ===============================
Undistributed net investment income, at end of year ................  $          1       $          2
                                                                      ===============================




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Premier Growth Fund, Inc. (the "Fund") (formerly known as The Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

--------------------------------------------------------------------------------
18

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2005
--------------------------------------------------------------------------------

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of fiscal period, resulting from changes in the exchange rates.

(F) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions, and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                  Year Ended        Year Ended
                                                  December 31,     December 31,
                                                      2005              2004
                                                 ------------------------------
Shares sold ...................................         3,563             3,105
Shares issued to shareholders in
  reinvestment of distributions ...............           852               274
                                                 ------------------------------
                                                        4,415             3,379
Shares repurchased ............................        (3,034)           (2,397)
                                                 ------------------------------
Net increase ..................................         1,381               982
                                                 ==============================
Distributions per share from net
   realized gains .............................  $       1.42      $      .4397
                                                 ==============================

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                   Year Ended
                                                               December 31, 2005
                                                               -----------------
                                                                 (in thousands)
Purchases:
   Investment Securities ....................................       $187,679
                                                                    --------
Sales
   Investment Securities ....................................       $166,330
                                                                    --------

4.    Income Taxes

At December 31, 2005, information on the tax components of capital is as follows:

                                                                  (in thousands)

Cost of investments for tax purposes ........................       $ 301,844
                                                                    =========
Gross tax unrealized appreciation ...........................       $ 145,999
Gross tax unrealized depreciation ...........................          (2,037)
                                                                    ---------
Net tax unrealized appreciation
   on investments ...........................................       $ 143,962
                                                                    =========
Undistributed long-term gain ................................       $   8,082
                                                                    =========

--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements                                  December 31, 2005
--------------------------------------------------------------------------------

Net unrealized gain (loss) differ for financial statements and tax purposes primarily due to wash sales.

The tax composition of distributions to shareholders for the years ended December 31, 2005 and December 31, 2004 were all from net long-term capital gains.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund decreased accumulated net investment loss by approximately $225,000, decreased accumulated net realized gain by approximately $9,000, and decreased additional paid-in-capital by $216,000. Net assets were not affected by this reclassification.

5. Investment Advisory Fee, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $3,005,823 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2005. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2005, fees amounting to $1,001,941 were paid or payable to the Distributor under this Plan.

For the year ended December 31, 2005, the Fund's expenses were reduced by $3,243 under a custody credit agreement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 162,711 shares of the Fund's capital stock, representing 0.94% of the outstanding shares at December 31, 2005. In addition, the officers and directors of the Fund as a group owned 2,955 shares of the Fund, representing .02% of the outstanding shares.

--------------------------------------------------------------------------------
20

                                            Value Line Premier Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                        Years Ended December 31,
                                               -------------------------------------------------------------------------
                                                  2005            2004            2003             2002           2001
                                               -------------------------------------------------------------------------
Net asset value, beginning of year ..........  $   24.23       $   20.84       $   16.08       $   18.95       $   23.55
                                               -------------------------------------------------------------------------
Income (loss) from Investment Operations:
 Net investment loss ........................      (0.01)           (.06)           (.04)           (.05)           (.09)
 Net gains or losses on securities (both
   realized and unrealized) .................       2.80            3.89            4.80           (2.82)          (4.07)
                                               -------------------------------------------------------------------------
 Total income from investment operations ....       2.79            3.83            4.76           (2.87)          (4.16)
                                               -------------------------------------------------------------------------
Less distributions:
 Distributions from net realized gains ......      (1.42)           (.44)             --              --            (.44)
                                               -------------------------------------------------------------------------
Net asset value, end of year ................  $   25.60       $   24.23       $   20.84       $   16.08       $   18.95
                                               =========================================================================
Total return ................................      11.49%          18.42%          29.60%         (15.15)%        (17.65)%
                                               =========================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ......  $ 441,114       $ 384,030       $ 309,825       $ 242,394       $ 261,829
Ratio of expenses to average net assets(1) ..       1.13%           1.15%           1.18%           1.20%           1.14%
Ratio of net investment loss to average
 net assets .................................      (0.06)%         (0.31)%         (0.21)%         (0.31)%         (0.39)%
Portfolio turnover rate .....................         44%             54%             52%             66%             88%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Premier Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Premier Growth Fund, Inc. (formerly The Value Line Special Situations Fund, Inc.) (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 21, 2006

--------------------------------------------------------------------------------
22

                                            Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                Federal Tax Status of Distributions (unaudited)

During the calendar year 2005, the Fund distributed $23,222,282 of long-term capital gain to its shareholders.
--------------------------------------------------------------------------------










--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Special Meeting of Shareholders (unaudited)

A special meeting of the Fund's shareholders originally scheduled for September 29, 2005, was held on October 5, 2005. The meeting was held for the following purpose: to approve a reclassification of the Fund's goal and principal investment strategy, as well as changes to the principal investment strategy. The following shareholder vote took place:

  For:       6,600,677.6130
  Against:   1,104,193.9170
  Abstain:     375,150.1440
--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
24

                                            Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------













The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                Principal
                                                                Occupation                         Other
                                                  Length of     During the                         Directorships
Name, Address, and Age       Position             Time Served   Past 5 Years                       Held by Director
--------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner        Chairman of the      Since 1983    Chairman, President and Chief      Value Line, Inc.
Age 71                       Board of Directors                 Executive Officer of Value Line,
                             and President                      Inc. (the "Adviser") and Value
                                                                Line Publishing, Inc. Chairman
                                                                and President of each of the 14
                                                                Value Line Funds and Value
                                                                Line Securities, Inc. (the
                                                                "Distributor").
--------------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler             Director             Since 1991    Consultant, Academic               None
18 Victoria Lane                                                Search Consultation Service,
Lanesboro, MA 01237                                             Inc., (1992-2004) Trustee
Age 82                                                          Emeritus and Chairman
                                                                (1993-1994) of the Board of
                                                                Trustees of Duke University;
                                                                President Emeritus, Williams
                                                                College.
--------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director             Since 2000    Customer Support Analyst,          None
4921 Buckingham Drive                                           Duke Power Company.
Charlotte, NC 28209
Age 64
--------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director             Since 2000    Professor of History,              Berkshire Life
54 Scott Hill Road                                              Williams College, 1961 to          Insurance
Williamstown, MA 01267                                          present. President Emeritus        Company of
Age 74                                                          since 1994 and President,          America
                                                                1985-1994; Chairman
                                                                (1993-1997) and Interim
                                                                President (2002) of the American
                                                                Council of Learned Societies.
                                                                Trustee since 1997 and Chairman
                                                                of the Board since 2006, National
                                                                Humanities Center.
--------------------------------------------------------------------------------------------------------------------
David H. Porter              Director             Since 1997    Visiting Professor of Classics,    None
5 Birch Run Drive                                               Williams College, since 1999;
Saratoga Springs, NY 12866                                      President Emeritus, Skidmore
Age 70                                                          College since 1999 and President,
                                                                 1987-1998.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26

                                            Value Line Premier Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
--------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1983    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67
--------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since 2004; Senior Financial
Age 57                                                            Advisor, Hawthorne, 2001-2004.
--------------------------------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant             Vice President         Since 1996    Portfolio Manager with the
Age 52                                                            Advisor.
--------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 48                       Secretary and                        Compliance Officer of the
                             Chief Compliance                     Adviser. Director and Vice
                             Officer                              President of the Distributor. Vice
                                                                  President, Secretary, and Chief
                                                                  Compliance Officer of each of
                                                                  the 14 Value Line Funds.
--------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer              Since 2005    Controller of the Adviser until
Age 46                                                            2003; Chief Financial Officer
                                                                  of the Adviser, 2003-2005;
                                                                  Treasurer of the Adviser
                                                                  since 2005.
--------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser.
                                                                  Director and Vice President of
                                                                  the Distributor.
--------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
28

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Stephen E. Grant
                    Vice President
                    David T. Henigson
                    Vice President/Secretary
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #534697

Item 2.  Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2005 - $55,980

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2005 -$7,200

      (d)   All Other Fees -None

      (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

      (e)(2) Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2005 -$7,200

      (h)   Not applicable.


Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President


Date:    3/10/06
         ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date:3/10/06
     ---------------